Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Professional fees	$143	$220
Employee compensation	13	33
Other	38	30

Accrued expenses and other current liabilities	$194	$283